UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-22525

Managed Portfolio Series
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2013

Date of reporting period:  May 31, 2013

Item 1. Schedule of Investments.

Schedule of Investments May 31, 2013 (Unaudited)

Advantus Strategic Dividend Income Fund

	Shares	Value
REIT COMMON STOCKS - 52.0%
Apartments - 2.7%
Campus Crest Communities	96,000	$1,214,400
Home Properties	5,500	334,235
Silver Bay Realty Trust	1,944	34,662
		1,583,297
Health Care - 11.3%
Health Care REIT	15,500	1,054,465
Healthcare Trust of America, Class A	45,600	523,944
LTC Properties	17,100	711,531
OMEGA Healthcare Investors	69,700	2,258,977
Senior Housing Properties Trust	81,200	2,099,020
		6,647,937
Hotels - 2.1%
Hospitality Properties Trust	43,000	1,254,740
Industrial - 2.5%
Pure Industrial Real Estate Trust (a)	46,600	224,741
STAG Industrial	57,100	1,256,200
		1,480,941
Manufactured Homes - 2.8%
Sun Communities	33,500	1,673,995
Mortgage - 12.2%
Capstead Mortgage	122,800	1,507,984
Colony Financial	86,200	1,909,330
MFA Financial	144,000	1,264,320
Starwood Property Trust	56,500	1,433,405
Two Harbors Investment	99,500	1,097,485
		7,212,524
Net Lease - 7.7%
Agree Realty	63,104	2,103,256
EPR Properties	24,400	1,279,048
Select Income REIT	43,200	1,176,336
		4,558,640
Office - 6.9%
Digital Realty Trust	4,200	255,822
Dundee Real Estate Investment Trust (a)	32,700	1,075,228
Government Properties Income Trust	53,800	1,307,878
Mack-Cali Realty	54,500	1,444,250
		4,083,178
Retail - 3.8%
Amreit	14,296	284,205
Calloway Real Estate Investment Trust (a)	7,100	192,506
Inland Real Estate	31,800	326,586
RioCan Real Estate Investment Trust (a)	41,800	1,108,753
Spirit Realty Capital	14,800	297,036
		2,209,086
Total REIT Common Stocks
(Cost $27,753,299)		30,704,338

MASTER LIMITED PARTNERSHIPS - 16.3%
Energy - 16.3%
Access Midstream Partners	15,700	675,414
Atlas Pipeline Partners	21,100	785,131
Boardwalk Pipeline Partners	28,300	837,680
Buckeye Partners	20,200	1,336,028
DCP Midstream Partners	26,900	1,285,820
Enbridge Energy Partners	34,400	1,015,144
Energy Transfer Partners	26,900	1,307,609
Enterprise Products Partners	8,800	522,632
MarkWest Energy Partners	6,200	408,208
Plains All American Pipeline	2,424	136,181
Regency Energy Partners	22,700	582,028
Summit Midstream Partners	22,700	707,559
Total Master Limited Partnerships
(Cost $7,961,195)		9,599,434

OTHER COMMON STOCKS - 14.5%
Infrastructure - 1.5%
Macquarie Infrastructure Company	15,800	860,784
Telecommunications - 2.6%
CenturyLink	36,100	1,232,815
Deutsche Telekom - ADR	26,800	307,664
		1,540,479

Utilities - 10.4%
Duke Energy	14,200	950,406
E.ON - ADR	23,100	391,314
Pepco Holdings	102,200	2,122,694
PPL Corporation	35,700	1,060,290
TECO Energy	53,500	942,135
The Southern Company	15,000	658,500
		6,125,339
Total Other Common Stocks
(Cost $8,603,106)		8,526,602

REIT PREFERRED STOCKS - 10.0%
Apartments - 0.0%
Essex Property Trust, Series H	600	15,996
Hotels - 2.5%
Hersha Hospitality Trust, Series B	14,144	369,300
LaSalle Hotel Properties, Series I	24,600	613,524
Pebblebrook Hotel Trust, Series A	8,190	219,082
Summit Hotel Properties, Series C	10,800	270,324
		1,472,230
Manufactured Homes - 0.5%
Equity LifeStyle Properties, Series C	11,800	308,393
Mortgage - 0.2%
Colony Financial, Series A	3,400	92,412
Office - 1.3%
Kilroy Realty, Series H	14,100	362,088
PS Business Parks, Series U	14,900	371,755
		733,843
Retail - 5.5%
CBL & Associates Properties, Series E	30,000	781,200
DDR, Series J	25,500	646,425
National Retail Properties, Series D	4,200	108,864
National Retail Properties, Series E	24,300	600,667
Saul Centers, Series C	12,000	309,120
Taubman Centers, Series J	19,200	492,288
Urstadt Biddle Properties, Series F	12,000	317,400
		3,255,964
Total REIT Preferred Stocks
(Cost $5,802,072)		5,878,838

U.S. GOVERNMENT SECURITIES - 5.8%	Par
U.S. Treasury Bonds - 5.8%
1.125%, 01/15/2021 (b)	$266,023	298,007
0.625%, 07/15/2021 (b)	516,390	559,960
2.375%, 01/15/2025 (b)	617,445	777,981
3.875%, 04/15/2029 (b)	707,975	1,080,492
2.125%, 02/15/2040 (b)	269,240	350,559
2.125%, 02/15/2041 (b)	265,733	346,656
Total U.S. Government Securities
(Cost $3,660,331)		3,413,655

EXCHANGE TRADED FUNDS - 0.4%	Shares
PowerShares DB Commodity Index Tracking Fund (c)	6,800	175,848
ProShares UltraShort Real Estate (c)	3,100	63,488
Total Exchange Traded Funds
(Cost $257,153)		239,336

SHORT-TERM INVESTMENT - 1.5%
First American Government Obligations, Class Z, 0.020% (d)
(Cost $901,797)	901,797	901,797

Total Investments - 100.5%
(Cost $54,938,953)		59,264,000
Other Assets and Liabilities, Net - (0.5%)		(267,797)
Total Net Assets - 100.0%		$58,996,203

(a)	The Portfolio held 4.4% of net assets in foreign securities at May 31, 2013.
(b)
U.S. Treasury inflation-protected securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(c)	Non-income producing security.
(d)	Variable Rate Security - The rate shown is the rate in effect as of May 31, 2013.

REIT - Real Estate Investment Trust
ADR - American Depositary Receipt

Schedule of Open Futures Contracts
Description	Number of Contracts Purchased	Market Value	Settlement Month	Unrealized Appreciation
CBOE Volatility Index	4	$71,200	August 2013	$2,390

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of May 31, 2013:

	Level 1	Level 2	Level 3	Total
REIT Common Stocks	$30,704,338	$-	$-	$30,704,338
Master Limited Partnerships	9,599,434	-	-	9,599,434
Other Common Stocks	8,526,602	-	-	8,526,602
REIT Preferred Stocks	5,878,838	-	-	5,878,838
U.S. Government Securities	-	3,413,655	-	3,413,655
Exchange Traded Funds	239,336	-	-	239,336
Short-Term Investment	901,797	-	-	901,797
Total Investments	$55,850,345	$3,413,655	$-	$59,264,000

As of May 31, 2013, the Fund's investments in other financial instruments* were classified as follows:	$2,390	$-	$-	$2,390
* Other financial instruments are derivative instruments such as futures, which are valued at the unrealized appreciation (depreciation) on the instrument.

Transfers between levels are recognized at the end of the reporting period.  During the period ended May 31, 2013, the Fund recognized no transfers to/from Level 1 or 2. The Fund did not invest in any Level 3 investments during the period.

Derivatives Transactions
The Funds may use derivatives for different purposes, such as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The various derivative instruments that the Funds may use are options, futures, swaps, and forward foreign currency contracts, among others. The Funds may also use derivatives for leverage, in which case their use would involve leveraging risk. The Funds use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks, such as liquidity risk, interest rate risk, market risk, credit risk and management risk. A fund that invests in a derivative instrument could lose more than the principal amount invested.

The Funds have adopted the disclosure provisions of FASB Accounting Standard Codification 815, Derivatives and Hedging (“ASC 815”). ASC 815
requires enhanced disclosures about the Funds' use of and accounting for derivative instruments and the effect of derivative instruments on the Funds results of operations and financial position. Tabular disclosure regarding derivative fair value and gain/loss by contract type (e.g., interest rate contracts, foreign exchange contracts, credit contracts, etc.) is required and derivatives accounted for as hedging instruments under ASC 815 must be disclosed separately from those that do not qualify for hedge accounting. Even though the Funds may use derivatives in an attempt to achieve an economic hedge, the Funds' derivatives are not accounted for as hedging instruments under ASC 815 because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings.

Values of Derivative Instruments as of May 31, 2013 on the Statement of Assets and Liabilities:

	Assets		Liabilities
Derivatives not accounted for as hedging instruments under ASC 815	Location	Fair Value	Location	Fair Value
Equity Contracts - Futures*	Net Assets - unrealized appreciation on futures contracts	2,390	N/A	-
Total		$2,390		$-
*Includes cumulative appreciation (depreciation) of futures contracts as reported in Schedule of Open Futures Contracts.

The cost basis of investments for federal income tax purposes at May 31, 2013 was as follows:

Advantus Strategic Dividend Income Fund

Cost of investments	$ 54,938,953

Gross unrealized appreciation	5,407,829
Gross unrealized depreciation	(1,082,782)
Net unrealized appreciation	$ 4,325,047

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title) /s/ James R. Arnold
                                          James R. Arnold, President

Date  July 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ James R. Arnold
                                             James R. Arnold, President

Date  July 30, 2013

By (Signature and Title)* /s/ Brian R. Wiedmeyer
                                             Brian R. Wiedmeyer, Treasurer

Date  July 30, 2013